Annual Fund Operating Expenses	Aug. 23, 2024
Calamos S&P 500 Structured Alt Protection ETF - October | Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - December | Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - January | Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - March | Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - April | Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Net Expenses (as a percentage of Assets)	0.69%
Calamos S&P 500 Structured Alt Protection ETF - June | Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Net Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[5]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[6]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[7]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[8]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.